Equity Investments (Details 2) (Yingli China and two other entities) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2009 Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. CNY	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. USD ($)	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY	Feb. 28, 2010 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY
Cost method investment
Amount contributed to acquire equity interest	600	$ 298	1,875	10,000
Equity interest (as a percent)	10.00%			10.00%